EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNINGS PER SHARE
Schedule of earning per share	2023 2022 Numerator for Basic and Diluted Earnings Per Share: Net loss attributable to common stockholders $(25,783,834) $(63,945,285)Denominator for Basic Earnings Per Share: Weighted Average Shares 11,968,665 1,928,172 Potentially Dilutive Common Shares - - Adjusted Weighted Average Shares 11,968,665 1,928,172 Basic and Diluted Net Loss per Share (2.15) (33.16)
Schedule of potential shares of common stock	2023 2022 Common Stock Warrants 8,561,476 4,194,236 Common Stock Options - - Convertible Debt - 8,827 Total 8,561,476 4,203,063